Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number and weighted average remaining contractual life of founders' warrants, warrants, and free shares oustanding
The number of options and warrants outstanding on December 31, 2021 and their main characteristics, are detailed below:

Founders’ warrants

	Pre-2021 founders’ warrant plans
	BSPCE 2012-2	BSPCE 08-2013	BSPCE 09-2014	BSPCE 2015-1	BSPCE 2015-03
Type of underlying asset	New shares	New shares	New shares	New shares	New shares
Number of founder’s warrants granted	100,000	50,000	97,200	71,650	53,050
Date of shareholders' resolution approving the plan	05/04/2012	06/28/2013	06/18/2014	06/18/2014	06/18/2014
Grant date	12/18/2012	08/28/2013	09/16/2014	02/10/2015	06/10/2015
Contractual expiration date	12/18/2022	08/28/2023	09/16/2024	02/10/2025	06/10/2025
Grant price	—	—	—	—	—
Exercise price	€6.63	€5.92	€18.68	€18.57	€20.28
Number of founders’ warrants as of Number of founders’ warrants as of December 31, 2021	100,000	50,000	86,150	68,450	30,350
Number of founders’ warrants exercised	—	—	—	—	—
Including founders’ warrants exercised during the period	—	—	—	—	—
Number of founders’ warrants lapsed or cancelled	—	—	11,050	3,200	22,700
Including founders’ warrants lapsed or cancelled during the period	—	—	—	—	350

	Pre-2021 founders’ warrant plans
	BSPCE 2016 Ordinary	BSPCE 2016 Performance	BSPCE 2017 Ordinary	BSPCE 2017
Type of underlying asset	New shares	New shares	New shares	New shares
Number of founder’s warrants granted	126,400	129,250	117,650	80,000
Date of shareholders' resolution approving the plan	06/25/2015	06/25/2015	06/23/2016	06/23/2016
Grant date	02/02/2016	02/02/2016	01/07/2017	01/07/2017
Contractual expiration date	02/02/2026	02/02/2026	01/08/2027	01/07/2027
Grant price	—	—	—	—
Exercise price	€14.46	€14.46	€15.93	€15.93
Number of founders’ warrants as of December 31, 2021	100,567	100,274	99,500	80,000
Number of founders’ warrants exercised	333	—	—	—
Including founders’ warrants exercised during the period	—	—	—	—
Number of founders’ warrants lapsed or cancelled	25,500	28,976	18,150	—
Including founders’ warrants lapsed or cancelled during the period	350	1,426	1,350	—

Warrants

	Pre-2021 warrant plans
	BSA 04-2012	BSA 2013	BSA 2014	BSA 2015-1	BSA 2015-2 (a)	BSA 2015-2 (b)	BSA 2016 ordinary
Type of warrants	New shares	New shares	New shares	New shares	New shares	New shares	New shares
Number of warrants granted	52,500	10,000	14,000	26,000	64,000	6,000	18,103
Date of shareholders' resolution approving the plan	05/04/2012	05/04/2012	06/18/2014	06/18/2014	06/18/2014	06/25/2015	06/25/2015
Grant date	05/04/2012	04/10/2013	09/16/2014	02/10/2015	06/25/2015	06/25/2015	02/02/2016
Contractual expiration date	05/04/2022	04/10/2023	09/16/2024	02/10/2025	06/25/2025	06/25/2020	02/02/2021
Grant price	€0.60	€2.50	€4.87	€4.87	€5.00	€2.80	€1.67
Exercise price	€6.00	€6.37	€17.67	€17.67	€19.54	€19.54	€13.74
Number of warrants as of December 31, 2021	30,000	6,000	10,000	21,000	64,000	—	—
Number of warrants exercised	22,500	—	—	—	—	—	—
Including warrants exercised during the period	—	—	—	—	—	—	—
Number of warrants lapsed or cancelled	—	4,000	4,000	5,000	—	6,000	18,103
Including warrants lapsed or cancelled during the period	—	—	—	—	—	—	18,103

	Pre-2021 warrant plans
	BSA 2016 performance	BSA 2016-2	BSA 2017	BSA 2018-1	BSA 2018-2	BSA 2019-1	BSA 2020
Type of warrants	New shares	New shares	New shares	New shares	New shares	New shares	New shares
Number of warrants granted	18,105	8,000	18,000	28,000	5,820	18,000	18,000
Date of shareholders' resolution approving the plan	06/25/2015	06/23/2016	06/23/2016	06/14/2017	05/23/2018	05/23/2018	04/11/2019
Grant date	02/02/2016	11/03/2016	01/07/2017	03/06/2018	07/27/2018	03/29/2019	03/17/2020
Contractual expiration date	02/02/2021	11/03/2021	01/07/2022	03/06/2023	07/27/2028	03/29/2029	03/17/2030
Grant price	€1.67	€2.03	€2.26	€1.62	€2.36	€1.15	€0.29
Exercise price	€13.74	€15.01	€15.76	€13.55	€16.102	€11.66	€6.59
Number of warrants as of December 31, 2021	—	—	18,000	28,000	5,820	18,000	18,000
Number of warrants exercised	—	—	—	—	—	—	—
Including warrants exercised during the period	—	—	—	—	—	—	—
Number of warrants lapsed or cancelled	18,105	8,000	—	—	—	—	—
Including warrants lapsed or cancelled during the period	18,105	8,000	—	—	—	—	—

	2021 warrants
	BSA 2021 (a)	BSA 2021 (b)
Type of warrants	New shares	New shares
Number of warrants granted	48,103	30,000
Date of shareholders' resolution approving the plan	11/30/2020	11/30/2020
Grant date	04/20/2021	04/20/2021
Contractual expiration date	04/20/2031	04/20/2031
Grant price	€2.95	€0.68
Number of warrants as of Exercise price	€13.47	€13.64
Number of warrants as of December 31, 2021	14,431	30,000
Number of warrants exercised	—	—
Including warrants exercised during the period	—	—
Number of warrants lapsed or cancelled	33,672	—
Including warrants lapsed or cancelled during the period	33,672	—
Free shares

	Pre-2021 free shares plan not yet vested				2021 free shares plan
	AGA 2018-1	AGA 2018-2	AGA 2019-1	AGA 2020	AGA 2021
Type of underlying assets	New shares	New shares	New shares	New shares	New shares
Number of free shares granted	396,250	6,000	438,250	50,000	362,515
Date of shareholders' resolution approving the plan	06/14/2017	05/23/2018	05/23/2018	04/11/2019	11/30/2020
Grant date	03/06/2018	07/27/2018	03/29/2019	03/11/2020	04/20/2021
Grant price	—	—	—	—	—
Exercise price	—	—	—	—	—
Number of free shares as of December 31, 2021	—	—	—	50,000	360,512
Number of free shares exercised	340,583	6,000	369,250	—	—
Including free shares exercised during the period	24,500	—	369,250	—	—
Number of free shares lapsed or cancelled	55,667	—	69,000	—	2,003
Including free shares lapsed or cancelled during the period	—	—	2,750	—	2,003

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of December 31, 2021	715,291	263,251	1,583,806	410,512	2,972,860

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of December 31, 2020	718,767	263,028	986,359	446,500	2,414,654

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of December 31, 2019	751,585	251,028	589,150	746,250	2,338,013

Disclosure of number and weighted average remaining contractual life of share options outstanding
Stock options

	Pre-2021 stock option plans
	OSA 2016-1 Performance	OSA 2016-2	OSA 2017 Ordinary	OSA 2018	OSA 2019-1	OSA LLY 2019	OSA 2020
Type of underlying asset	New shares	New shares	New shares	New shares	New shares	New shares	New shares
Number of options granted	6,400	4,000	3,500	62,000	37,500	500,000	407,972
Date of shareholders' resolution approving the plan	06/25/2015	06/23/2016	06/23/2016	06/14/2017	05/23/2018	04/11/2019	04/11/2019
Grant date	02/02/2016	11/03/2016	01/07/2017	03/06/2018	03/29/2019	10/24/2019	03/11/2020
Contractual expiration date	02/02/2026	11/03/2026	01/07/2027	03/06/2028	03/29/2029	10/24/2029	03/11/2030
Grant price	—	—	—	—	—	—	—
Exercise price	€13.05	€14.26	€14.97	€12.87	€11.08	€6.41	€6.25
Number of options as of December 31, 2021	400	4,000	500	52,000	28,250	500,000	387,456
Number of options exercised	—	—	—	—	—	—	—
Number of options as of Including options exercised during the period	—	—	—	—	—	—	—
Number of options lapsed or cancelled	6,000	—	3,000	10,000	9,250	—	13,253
Including options lapsed or cancelled during the period	—	—	—	—	500	—	13,253

	2021 stock option plans
	OSA 2021-04	OSA 2021-06
Type of underlying asset	New shares	New shares
Number of options granted	571,200	120,000
Date of shareholders' resolution approving the plan	11/30/2020	04/28/2021
Grant date	04/20/2021	06/21/2021
Contractual expiration date	04/20/2031	06/21/2031
Grant price	—	—
Exercise price	€13.74	€12.99
Number of options as of December 31, 2021	491,200	120,000
Number of options exercised	—	—
Number of options as of Including options exercised during the period	—	—
Number of options lapsed or cancelled	80,000	—
Including options lapsed or cancelled during the period	80,000	—

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of December 31, 2021	715,291	263,251	1,583,806	410,512	2,972,860

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of December 31, 2020	718,767	263,028	986,359	446,500	2,414,654

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of December 31, 2019	751,585	251,028	589,150	746,250	2,338,013

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period	The probability of meeting the performance conditions for the 2016 BSPCE, BSA and OSA performance plans was reassessed as of December 31, 2021. As a consequence , no new instrument became issuable.

BSPCE	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the year ended 2021 (in thousands of euros)	Expense for the year ended 2020 (in thousands of euros)	Expense for the year ended 2019 (in thousands of euros)
BSPCE 2012-1	5.26	5.26	41%	3.49	0.20%	0.00%	307	—	—	—
BSPCE 2012-2	6.65	6.63	44.3% - 47.6%	5 - 7.30	0.84% - 1.22%	0.00%	288	—	—	—
BSPCE 04-2013	6.30	6.30	56%	5	0.90%	0.00%	167	—	—	—
BSPCE 08-2013	6.30	5.92	256%	7	0.90%	0.00%	152	—	—	—
BSPCE 09-2014	18.68	18.68	58%	5.5/6/6.5	0.64%	0.00%	932	—	—	—
BSPCE 2015-1	18.57	18.57	58% - 62% - 61%	5.5/6/6.5	0.39%	0.00%	50	—	—	—
BSPCE 2015-2	18.57	18.57	58% - 62% - 61%	5.5/6/6.5	0.39%	0.00%	650	—	—	—
BSPCE 2015-3	20.28	20.28	61% - 62% - 61%	5.5/6/6.5	0.56%	0.00%	483	—	—	—
BSPCE 2016 Ordinary	14.46	14.46	59% - 62% - 60%	5.5/6/6.5	0.32%	0.00%	1,080	—	—	10
BSPCE 2016 Performance	14.46	14.46	59%	5	0.19%	0.00%	1,212	32	99	79
BSPCE 2017 Ordinary	15.93	15.93	58% - 61% - 59%	5.5/6/6.5	0.23%	0.00%	1,000	0	8	86
BSPCE 2017 Performance	15.93	15.93	59%	5	0.11%	0.00%	622	—	—	—
BSPCE 2017	15.93	15.93	59%	5	0.11%	0.00%	627	—	—	—
BSPCE 2017 Project	15.93	15.93	59%	5	0.11%	0.00%	94	—	—	—
Total BSPCE	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	32	107	175

BSA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the year ended 2021 (in thousands of euros)	Expense for the year ended 2020 (in thousands of euros)	Expense for the year ended 2019 (in thousands of euros)
BSA 2012	6.00	6.00	49%	10	0.96%	0.00%	183	—	—	—
BSA 2013	6.30	6.37	156%	6	0.90%	0.00%	1	—	—	—
BSA 2014	18.68	17.67	57%	5	0.41%	0.00%	—	—	—	—
BSA 2015-1	17.67	17.67	58%	5	0.26% - 0.27%	0.00%	63	—	—	—
BSA 2015-2	17.67	19.54	58%-58%-57%-58%	5/5.1/5.3/5.4	0.39%	0.00%	16	—	—	—
BSA 2015-3	19.54	19.54	58% - 60%	4.6 – 9.6	0.25% - 0.91%	0.00%	284	—	—	—
BSA 2016o-1	13.74	13.74	57%	2.4	0.00%	0.00%	37	—	—	—
BSA 2016p-1	13.74	13.74	57%	2.4	0.00%	0.00%	143	—	—	(41)
BSA 2016-2	15.01	15.01	57%	2.4	0.00%	0.00%	—	—	—	—
BSA 2017o-1	15.76	15.76	33%	2.4	0.00%	0.00%	—	—	—	—
BSA 2018-1	13.55	13.55	38%	4.8	0.7% - 0.1%	0.00%	2	—	—	—
BSA 2018-2	16.102	16.102	38%	4.8	0.7% - 0.1%	0.00%	1	—	—	—
BSA 2019-1	11.66	11.66	37%	9.8/9.9	0.16% - 0.50%	0.00%	24	—	—	24
BSA 2020	—	6.59	38%	10	-0.13%/ -0.07%	0.00%	19	—	19	—
BSA 2021 (a)	13.47	13.47	39.10%	10	0.27%	0.00%	44	44	—	—
BSA 2021 (b)	n.a.	13.64	n.a.	10	0.27%	0.00%	—	—	—	—
Total BSA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	44	19	(16)

AGA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the year ended 2021 (in thousands of euros)	Expense for the year ended 2020 (in thousands of euros)	Expense for the year ended 2019 (in thousands of euros)
AGA 2018-1	12.87	0.00	n.a.	n.a.	0.00%	0.00%	4,951	16	268	2,052
AGA 2018-2	12.87	0.00	n.a.	n.a.	0.00%	0.00%	75	—	21	37
AGA 2019-1	10.90	0.00	n.a.	n.a.	0.19% / 0.141%	0.00%	4,776	422	1,884	1,529
AGA 2020	5.90	0.00	n.a.	n.a.	-0.74%/-0.69%	0.00%	287	144	116	—
AGA 2021	13.60	0.00	n.a.	n.a.	-0.63%/ -0.59%	0.00%	4,869	1,784	—	—
Total AGA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	2,366	2,289	3,618

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended December 31, 2021	32	44	760	2,366	3,202

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended December 31, 2020	107	19	509	2,289	2,924

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended December 31, 2019	175	(16)	543	3,618	4,320

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period

OSA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the year ended 2021 (in thousands of euros)	Expense for the year ended 2020 (in thousands of euros)	Expense for the year ended 2019 (in thousands of euros)
OSA 2016 Ordinary	13.05	13.05	59% - 62% - 60%	5.5 / 6 /6.5	0.32%	0.00%	117	—	—	—
OSA 2016 Performance	13.05	13.05	59%	5	0.19%	0.00%	69	—	—	—
OSA 2016-2	14.26	14.26	58% - 62% - 59%	5.5 / 6 /6.5	0.04%	0.00%	27	—	—	3
OSA 2017 Ordinary	15.93	14.97	58% - 61% - 59%	5.5 / 6 /6.5	0.23%	0.00%	31	—	—	1
OSA 2017 Performance	15.93	14.97	59%	5	0.11%	0.00%	35	—	—	—
OSA 2018	12.87	12.87	35%	5.5 / 6 /6.5	0.00%	0.00%	252	—	7	66
OSA 2019-1	11.08	11.08	38.1% / 37.4%	6 /6.5	0.103% / 0.149%	0.00%	140	17	49	38
OSA 2019-2	6.41	6.41	37%	10	0.40%	0.00%	252	—	—	436
OSA 2020	6.25	6.25	38%	10	0.31%	0.00%	939	329	453	—
OSA 2021-04 O	13.60	13.74	38.9% - 37.8% - 38.3%	5.5 / 6 /6.5	-0.38%/ -0.33%/ -0.28%	0.00%	684	188	—	—
OSA 2021-04 P	13.60	13.74	39.10%	10	0.03%	0.00%	1,816	131	—
OSA 2021-06 O	12.20	12.99	39.2% / 37.9% / 38.1%	5.5 / 6 /6.5	-0.35%/ -0.3%/ -0.26%	0.00%	246	79	—	—
OSA 2021-06 P	12.20	12.99	39.10%	10	0.13%	0.00%	212	16	—
Total OSA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	760	509	543

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended December 31, 2021	32	44	760	2,366	3,202

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended December 31, 2020	107	19	509	2,289	2,924

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended December 31, 2019	175	(16)	543	3,618	4,320